Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Jun. 30, 2021
Interest rate risk [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Summary of Judgments of Reasonably Possible Movements

At June 30, 2021, if interest rates moved, with all variables held constant, post tax (loss)/profit and equity would have been affected as illustrated in the following table:

	Post tax (loss)/profit impact
	2021	2020	2019
		Restated	Restated
	US$	US$	US$
Judgments of reasonably possible movements
+0.50% (50 basis points) (2020:+0.50%)	359,442	137,676	50,490
-0.50% (50 basis points) (2020:-0.50%)	(359,442)	(137,676)	(50,490)

Equity price risk [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Summary of Judgments of Reasonably Possible Movements	At June 30, 2021 and 2020, had the share price moved with all other variables held constant, post tax (loss)/profit and equity would have been affected as illustrated in the table below:

	2021		2020		2019
			Restated		Restated
	US$		US$		US$

Judgments of reasonably possible movements	Impact of loss	Impact on equity	Impact of loss	Impact on equity	Impact of loss	Impact on equity
Change in variables
10% increase in listed share price	—	—	13,450	13,450	35,102	35,102
10% decrease in listed share price	—	—	(13,450)	(13,450)	(35,102)	(35,102)

Currency Risk
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Summary of Judgments of Reasonably Possible Movements

At June 30, 2021 and 2020, had the United States dollar (2020: Australian dollar) moved with all other variables held constant, post tax (loss) profit and equity would have been affected as illustrated in the table below:

	Post tax (loss)/profit impact
	2021	2020	2019
		Restated	Restated
	US$	US$	US$
Judgments of reasonably possible movements
Consolidated
AUD/USD +10% (2020:+10%)	(2,538,062)	219,569	200,257
AUD/USD -10% (2020:-10%)	3,102,076	(268,361)	(244,759)

Summary of Exposure to Foreign Currency Risk	The functional currency of the Group changed during the year ended June 30, 2021. Accordingly, the 2021 table illustrates the Group’s exposure to Australian dollars and the 2020 table illustrates the Group’s exposure to US dollars:
	Consolidated
2021	AUD	EURO	GBP	CAD
Financial assets
Cash	35,646,457	—	—	—
Receivables	5,513,541	—	—	—
Financial liabilities
Payables	(1,276,164)	(41,872)		(1,290)
Other financial liabilities	—	—	—	—
Net exposure	39,883,834	(41,872)	—	(1,290)

	Consolidated
2020	USD	EURO	GBP	CAD
Financial assets
Cash	42,417	—	—	—
Receivables	25,821	—	—	—
Financial liabilities
Payables	(3,355,050)	(10,238)	(23,481)	—
Other financial liabilities	(163,547)	—	—	—
Net exposure	(3,450,359)	(10,238)	(23,481)	—